Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Total Market Index Fund - Fidelity Total Market Index Fund
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	33.42%
Annual Return 2014	12.47%
Annual Return 2015	0.47%
Annual Return 2016	12.68%
Annual Return 2017	21.18%
Annual Return 2018	(5.28%)
Annual Return 2019	30.92%
Annual Return 2020	20.78%
Annual Return 2021	25.65%
Annual Return 2022	(19.51%)